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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


         1.       Name and address of issuer:

                           Merrill Lynch Investment Managers Funds, Inc. 800 Scudders Mill Road
                           Plainsboro, NJ 08536

         2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
                  list series or classes):                [X]

         3.       Investment Company Act File Number:     811-10053

                  Securities Act File Number:             333-43552

         4(a).    Last day of fiscal year for which this Form is filed:

                                  June 30, 2001

          (b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2.)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

         5.       Calculation of registration fee:

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
                  (i)     Aggregate sale price of securities
                          sold during the fiscal year pursuant
                          to section 24(f):                                     $15,412,796
                                                                                -----------

                  (ii)    Aggregate price of securities redeemed
                          or repurchased during the fiscal year
                          (if applicable):                                      $ 1,088,496
                                                                                -----------
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
                  (iii)   Aggregate price of securities redeemed
                          or repurchased during any prior fiscal
                          year ending no earlier than October
                          11, 1995 that were not previously used
                          to reduce registration fees payable to
                          the Commission:                                       $         0
                                                                                -----------

                  (iv)    Total available redemption credits
                          [add Items 5(ii) and 5(iii)]:                         $ 1,088,496
                                                                                -----------

                  (v)     Net sales - If Item 5(i) is greater
                          than Item 5(iv) [subtract Item 5(iv)
                          from Item 5(i)]:                                      $14,324,300
                                                                                -----------

                  (vi)    Redemption credits available for use
                          in future years - If Item 5(i) is less
                          than Item 5(iv) [subtract Item 5(iv)
                          from Item (5(i)]:                                     $         0
                                                                                -----------

                  (vii)   Multiplier for determining registration
                          fee (See Instruction C.9):                            x   .000250
                                                                                -----------

                  (viii)  Registration fee due [multiply Item 5(v)
                          by Item 5(vii)] (enter "0" if no fee is
                          due):                                                 = $   3,581
                                                                                -----------
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         6.       Prepaid Shares

                  If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
                  Act of 1933 pursuant to rule 24e-2 as in effect before October
                  11, 1997, then report the amount of securities (number of
                  shares or other units) deducted here: ______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
                  ______.


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
         7.       Interest due - if this Form is being filed
                  more than 90 days after the end of the
                  issuer's fiscal year (See Instruction D):                     + $         0
                                                                                -------------

         8.       Total of the amount of the registration fee due
                  plus any interest due [line 5(viii) plus
                  line 7]:                                                      = $     3,581
                                                                                -------------
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
         9.       Date the registration fee and any interest payment was
                  sent to the Commission's lockbox depository:                  September 27, 2001

                  Method of Delivery:

                  [X] Wire Transfer

                  [ ] Mail or other means



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)            /s/ Terry Glenn
                                    ------------------------------
                                        Terry Glenn, President

Date: September 27, 2001